DELAWARE GROUP



                                                                  U.S.Government
                                                                      Money Fund



[Various photos demonstrating service and guidance, professional management and goals]

service and guidance

                                                     professional management


                                                                        1996
goals                                                                 Annual
                                                                      Report

DELAWARE
GROUP
--------

                               MONEY MARKET FUND

-------------------------------------------------------------------------------
JANUARY 17, 1997

                      [Photo of Wayne A. Stork, Chairman]
Dear Shareholder:

For the fiscal year ended December 31, 1996, U.S. Government Money Fund provided a total return of +4.76% (for Class A and Consultant Class shares with dividends reinvested).
        U.S. Government Money Fund's seven-day annualized yield for both classes was 4.70% as of December 31. The weighted average maturity of securities in your Fund's portfolio was 44 days.
        Your Fund's 15-year lifetime has spanned a wide variety of economic and interest rate cycles, and through each one, it has provided shareholders with relative safety, liquidity and current income.
        Fiscal 1996 was marked by substantial fluctuation in interest rates. Since the summer, fear of inflation has abated amid a slowdown in U.S. economic growth. However, some economists anticipate that the Federal Reserve Board could increase its target for the Federal Funds rate the rate banks charged on overnight loans between banks in the coming months.
        While this would have negative implications for stocks and long-term bonds, a rise in interest rates is good news for money market investors because it boosts current income potential.
        A money market fund like U.S. Government Money Fund can be an appropriate place for cash intended for future investment. But a money market fund is not designed for long-term growth, nor is principal guaranteed.
        With the help of your financial adviser, you can review the complete family of Delaware Group fixed-income and equity investments to help you achieve your long-term goals.

Sincerely,

/s/ Wayne A. Stork
---------------------
Wayne A. Stork
Chairman, President and Chief Executive Officer

Average annual rates of return for the lifetime, 10-, five- and one-year periods ended December 31, 1996 for U.S. Government Money Fund Class A are +5.98%, +4.95% +3.47% and +4.76% respectively, and the returns for the Consultant Class are +5.96%, +4.89%, +3.47% and +4.76%, respectively, with distributions reinvested. An expense limitation of 0.70% has been in effect since January 1996. One-year returns would have been lower had the limitation not been in effect.

1                               1996 annual report

Financial Statements
Delaware Group Limited-Term Government Funds, Inc. --
U.S. Government Money Fund
Statement of Net Assets/December 31, 1996
-------------------------------------------------------------------------
                                              Principal
                                               Amount             Value
                                          -------------------------------
FEDERAL AGENCY DISCOUNT
 NOTES -- 80.88%
Federal Farm Credit Bank
 5.20% 02/10/97 ........................  $   690,000         $   686,013
Federal Home Loan Bank
 5.22% 01/14/97 ........................    1,000,000             998,115
Federal Home Loan Bank --
 5.30% 1/31/97  ........................      890,000             886,069
Federal Home Loan Bank --
 5.25% 2/10/97  ........................      710,000             705,858
Federal Home Loan Bank --
 5.53% 5/12/97  ........................      490,000             480,140
Federal Home Loan Mortgage Corp. --
 5.29% 1/14/97  ........................    1,000,000             998,090
Federal Home Loan Mortgage Corp. --
 5.26% 1/31/97  ........................    1,000,000             995,617
Federal Home Loan Mortgage Corp. --
 5.43% 2/03/97  ........................    1,347,000           1,340,399
Federal Home Loan Mortgage Corp. --
 5.27% 2/13/97  ........................    1,000,000             993,705
Federal National Mortgage Association --
 5.22% 1/28/97  ........................    1,000,000             996,085
Federal National Mortgage Association --
 5.34% 2/26/97  ........................    1,750,000           1,735,697
Federal National Mortgage Association
 5.36% 3/04/97  ........................      750,000             743,077
Federal National Mortgage Association
 5.30% 3/21/97 .........................    1,000,000             988,369
                                                              -----------
Total Federal Agency Discount Notes ...                        12,547,234
                                                              -----------
+FLOATING RATE NOTES -- 11.28%
Federal National Mortgage Association --
 5.42% 5/02/97  ........................      500,000             499,632
Student Loan Marketing Association
 5.47% 8/04/97  ........................      500,000             499,814
Student Loan Marketing Association --
 5.23% 10/03/97  .......................      750,000             749,672
                                                              -----------
Total Floating Rate Notes ..............                        1,749,118
                                                              -----------

MEDIUM TERM NOTES -- 1.61%
Federal National Mortgage Association
 4.97% 3/10/97  ........................      250,000             249,490
                                                              -----------
Total Medium Term Notes ................                          249,490
                                                              -----------

----------------------------------------------------------------------
                                              Principal
                                               Amount        Value
                                          ----------------------------
REPURCHASE AGREEMENTS --
 5.56%
With Chase Manhattan 6.50% 1/2/97 (dated
 12/31/96, collateralized by $438,000
 U.S. Treasury Notes 6.50% due 4/30/99,
 market value $447,669)...................    $439,000   $ 439,000
With Morgan (J.P.) 6.60% 1/2/97 (dated
 12/31/96, collateralized by $386,000
 U.S. Treasury Notes 8.75% due 8/15/00,
 market value $433,039)...................     424,000      424,000
                                                         ----------
Total Repurchase Agreements ..............                  863,000
                                                         ----------

TOTAL MARKET VALUE OF SECURITIES OWNED -- 99.33%
 (WHICH EQUALS COST FOR FINANCIAL REPORTING
 AND INCOME TAX PURPOSES) ...............                15,408,842
RECEIVABLES AND OTHER ASSETS NET OF
 LIABILITIES -- 0.67% ...................                   103,995
                                                         ----------
NET ASSETS APPLICABLE TO 15,082,361 U.S. GOVERNMENT
 MONEY FUND A CLASS SHARES AND 430,476 U.S.
 GOVERNMENT MONEY FUND CONSULTANT CLASS SHARES
 ($0.001 PAR VALUE) OUTSTANDING; 1,000,000,000 shares
 authorized EQUIVALENT TO 1 PER SHARE -- 100%........   $15,512,837
                                                        ===========

+For Floating Rate Notes, the maturity date shown is the next interest reset date.

                             See accompanying notes


                                                                               2
                               1996 annual report

Delaware Group
Limited-Term Government Funds, Inc. --
U.S. Government Money Fund
Statement of Operations
Year Ended December 31, 1996
---------------------------------------------------------------------
INVESTMENT INCOME:
Interest ..................................                          $ 864,489

EXPENSES:
Management fees ($78,833) and directors'
 fees ($5,900)  ...........................        84,733
Dividend disbursing and transfer agent fees
 and expenses .............................        30,448
Federal and state registration fees .......        25,563
Custodian fees ............................        18,684
Professional fees .........................        15,866
Reports and statement to shareholders .....         8,735
Accounting fees and salaries ..............         4,716
Taxes (other than income) .................           177
Other .....................................         6,885
                                                ---------
                                                  195,807
Less expenses absorbed by
 Delaware Management Company, Inc. ........       (77,189)             118,618
                                                ---------            ---------

NET INVESTMENT INCOME .....................                          $ 745,871
                                                                     ---------

                             See accompanying notes

Delaware Group
Limited-Term Government Funds, Inc. --
U.S. Government Money Fund
Statement of Changes in Net Assets
-----------------------------------------------------------------------------
                                             Year Ended           Year Ended
                                              12/31/96             12/31/95
                                            ---------------------------------
OPERATIONS:
Net investment income ...................     $    745,871       $    705,172
                                              ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
 A Class ................................         (721,027)          (668,878)
 Consultant Class .......................          (24,844)           (36,294)
                                              ------------       ------------
                                                  (745,871)          (705,172)
                                              ------------       ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 A Class ................................       25,564,845         11,699,903
 Consultant Class .......................          581,297            732,776
Net asset value of shares issued upon
 reinvestment of dividends from net
 investment income:
 A Class ................................          694,448            641,733
 Consultant Class .......................           17,385             35,120
                                              ------------       ------------

                                                26,857,975         13,109,532
                                              ------------       ------------
Cost of shares repurchased:
 A Class ................................      (24,963,369)       (15,674,682)
 Consultant Class .......................         (497,272)        (1,515,439)
                                              ------------       ------------
                                               (25,460,641)       (17,190,121)
                                              ------------       ------------
Increase (decrease) in net assets
 derived from capital share transactions         1,397,334         (4,080,589)
                                              ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS ...        1,397,334         (4,080,589)
                                              ------------       ------------

NET ASSETS:
Beginning of year .......................       14,115,503         18,196,092
                                              ------------       ------------
End of year .............................     $ 15,512,837       $ 14,115,503
                                              ============       ============

                             See accompanying notes

                               1996 annual report

Delaware Group
Limited-Term Government Funds, Inc. --
U.S. Government Money Fund
Notes to Financial Statements
December 31, 1996
-------------------------------------------------------------------------
Delaware Group Limited-Term Government Funds, Inc. -- U.S. Government
Money Fund (the "Fund"), is a series of Delaware Group Limited-Term Government Funds, Inc., (the "Company"), a diversified open-end investment company registered under the Investment Company Act of 1940. The Company is organized as a Maryland corporation. The Fund offers two classes of shares and seeks to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund for financial statement preparation:

Security Valuation -- Securities are valued at amortized cost which approximates market value.

Federal Income Taxes -- The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregated daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. Government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is a least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement or decline in the value of the collateral, realization of the collateral may be subject to legal proceedings and may be delayed or limited.

Class Accounting -- Investment income and common expenses are allocated to the two classes of the Fund on the basis of daily net assets of each class.

Other -- Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Premiums and discounts are amortized on a pro-rata basis and included in interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly.

Certain Fund expenses are paid by brokers. The amount of these expenses is less than 0.01% of the the Fund's average net assets, for the year ended December 31, 1996.

2. Investment Management Fee and Distribution Agreements
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the investment manager of the Fund, an annual fee of 0.50% of the average daily net assets of the Fund, less fees paid to the independent directors.

Effective January 26, 1996, DMC has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund to the extent necessary to ensure that the annual operating expenses exclusive of taxes, interest, brokerage commissions, extraordinary expenditures and 12b-1 expenses do not exceed 0.70% of average net assets for each Class through July 31,1997.

Pursuant to the Distribution Agreement, the Fund may pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual 12b-1 fee not to exceed 0.30% of the average daily net assets of the Consultant Class. Effective June 1, 1990, 12b-1 Plan payments from the Consultant Class to DDLP were suspended but may be reinstated in the future.

The Funds have engaged Delaware Service Company Inc. (DSC), an affiliate of DMC to serve as dividend disbursing and transfer agent of the Funds. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services for the Fund. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. For the year ended December 31, 1996, the Fund expensed $30,448 for dividend disbursing and transfer agent services, $1,627 for accounting services and had liabilities for such fees and other expenses payable to DSC of $1,132.

Certain officers of DMC are officers, directors, and/or employees of the Fund. These officers, directors, and employees are paid no compensation by the Fund.

3. Fund Shares
Transactions in capital stock shares of the Fund were as follows:

                                                 Year Ended       Year Ended
                                                  12/31/96         12/31/95
Shares sold:
 A Class ...................................    25,564,845         11,699,903
 Consultant Class ..........................       581,297            732,776
Shares issued upon reinvestment of dividends
 from net investment income:
 A Class ...................................       694,448            641,733
 Consultant Class ..........................        17,385             35,120
                                               -----------        -----------
                                                26,857,975         13,109,532
                                               -----------        -----------
Shares repurchased:
 A Class ...................................   (24,963,369)       (15,674,682)
 Consultant Class ..........................      (497,272)        (1,515,439)
                                               -----------        -----------
                                               (25,460,641)       (17,190,121)
                                               -----------        -----------
 Net increase (decrease)  ..................     1,397,334         (4,080,589)
                                               ===========        ===========

4
                               1996 annual report

-------------------------------------------------------------------------------

4. Financial Highlights

Selected data for each share of the Fund outstanding throughout each year were as follows:


                                                                                       U.S. Government Money Fund A Class
                                                                               ----------------------------------------------------
                                                                                               Year Ended December 31,
                                                                                  1996        1995       1994     1993       1992
Net asset value, beginning of year ......................................   $1.0000     $1.0000    $1.0000   $1.0000    $1.0000

Income from investment operations:
    Net investment income ...............................................    0.0466      0.0448     0.0289    0.0200     0.0308
                                                                            -------     -------     ------    ------     ------

    Total from investment operations ....................................    0.0466      0.0448     0.0289    0.0200     0.0308
                                                                            -------     -------     ------    ------     ------

Less distributions:
    Dividends from net investment income ................................   (0.0466)    (0.0448)   (0.0289)  (0.0200)   (0.0308)
                                                                            -------     -------     ------    ------     ------
    Total distributions .................................................   (0.0466)    (0.0448)   (0.0289)  (0.0200)   (0.0308)
                                                                            -------     -------     ------    ------     ------

    Net asset value, end of period ......................................   $1.0000     $1.0000    $1.0000   $1.0000    $1.0000
                                                                            =======     =======     ======    ======     ======
Total return                                                                   4.76%       4.57%      2.93%     2.01%      3.13%

Ratios/supplemental data:
    Net assets, end of period (000 omitted) .............................   $15,082     $13,787    $17,119   $20,919    $41,049
    Ratio of expenses to average net assets(1) ..........................      0.74%       1.39%      1.26%     1.04%      0.91%
    Ratio of net investment income to average net assets(2) .............      4.66%       4.45%      2.91%     2.06%      3.11%

                                                                               U.S. Government Money Fund Consultant Class
                                                                            ----------------------------------------------------
                                                                                          Year Ended December 31,
                                                                              1996        1995       1994     1993       1992
Net asset value, beginning of period ....................................   $1.0000     $1.0000    $1.0000    $1.0000   $1.0000

Income from investment operations:
    Net investment income ...............................................    0.0466      0.0448     0.0289     0.0200    0.0308
                                                                             ------      ------     ------     ------    ------
    Total from investment operations ....................................    0.0466      0.0448     0.0289     0.0200    0.0308
                                                                             ------      ------     ------     ------    ------

Less distributions:
    Dividends from net investment income ................................   (0.0466)    (0.0448)   (0.0289)   (0.0200)  (0.0308)
                                                                            -------     -------    -------    -------   -------

    Total distributions .................................................   (0.0466)    (0.0448)   (0.0289)   (0.0200)  (0.0308)
                                                                            -------     -------    -------    -------   -------

    Net asset value, end of period ......................................   $1.0000     $1.0000    $1.0000    $1.0000   $1.0000
                                                                            =======     =======    =======    =======   =======

Total return ............................................................      4.76%       4.57%      2.93%      2.01%     3.13%

Ratios/supplemental data:
    Net assets, end of period (000 omitted) .............................      $431        $329     $1,077       $555      $747
    Ratio of expenses to average net assets1 ............................      0.74%       1.39%      1.26%      1.04%     0.91%
    Ratio of net investment income to average net assets(2) .............      4.66%       4.45%      2.91%      2.06%     3.11%

----------
1 Ratio of expenses to average net assets prior to expense limitation was 1.22% for the year ended December 31, 1996.
2 Ratio of net investment income to average net assets prior to expense limitation was 4.18% for the year ended December 31, 1996.

                               1996 annual report

Delaware Group
Limited-Term Government Funds, Inc. --
U.S. Government Money Fund
Report of Independent Auditors
--------------------------------------------------------------------------------
To the Shareholders and Board of Directors
Delaware Group Limited-Term Government Funds, Inc. -- U.S. Government
Money Fund

We have audited the accompanying statement of net assets of Delaware Group Limited-Term Government Funds, Inc. -- U.S. Government Money Fund (the "Fund") as of December 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Group Limited-Term Government Funds, Inc. -- U.S. Government Money Fund at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with generally accepted accounting principles.


                                             Ernst & Young LLP

Philadelphia, Pennsylvania
February 12, 1997


6

                               1996 annual report

This report must be preceded or accompanied by a current U.S Government Money Fund prospectus and the Delaware Group Fund Performance Update for the most recently completed calendar quarter. For a prospectus of any other Delaware Group fund, contact your financial adviser or Delaware Group.

FOR SHAREHOLDERS
1.800.523.1918

FOR SECURITIES DEALERS
1.800.362.7500

FOR FINANCIAL INSTITUTIONS REPRESENTATIVES ONLY
1.800.659.2265


Money market funds strive to maintain a net asset value of $1 a share. However, there is no guarantee this goal will be met. Yields fluctuate with market conditions.

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of principal. Shares of the Fund are not bank or credit union deposits.

                               (Photo of Globes)

DELAWARE
GROUP
========
Philadelphia o London


Copy Rights Delaware Distributors, L.P.

Printed in the USA on
recycled paper

USGM-AR[12/96]TKO2/97
R-93